Significant Accounting Policies, Revenue (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Adoption of New Accounting Standards [Abstract]
Vessel revenue	$ 66,871	$ 52,518
Voyage expenses	(27,188)	(26,084)
Commissions	(2,342)	$ (1,973)
Calculated under Revenue Guidance in Effect before ASC 606 [Member]
Adoption of New Accounting Standards [Abstract]
Vessel revenue	68,020
Voyage expenses	(29,075)
Commissions	(2,386)
Total net effect	$ 781
ASC 606 [Member]
Adoption of New Accounting Standards [Abstract]
Adoption of revenue recognition accounting policy adjustment			$ (1,301)
ASC 606 [Member] | Accumulated Deficit [Member]
Adoption of New Accounting Standards [Abstract]
Adoption of revenue recognition accounting policy adjustment			$ (1,301)